John Hancock Preferred Income ETF Expense Example - John Hancock Preferred Income ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	$ 811